Pensions and other post-employment benefits - Summary of Defined Benefit Pension Obligation Analysed by Membership Category (Detail) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Obligations ending balance	£ 14,385	£ 14,500	£ 20,191
Pension benefits
Disclosure of defined benefit plans [line items]
Obligations ending balance	14,385	14,500	20,191
Active | Pension benefits
Disclosure of defined benefit plans [line items]
Obligations ending balance	1,508	1,390	4,196
Retired | Pension benefits
Disclosure of defined benefit plans [line items]
Obligations ending balance	8,730	8,540	11,115
Deferred | Pension benefits
Disclosure of defined benefit plans [line items]
Obligations ending balance	£ 4,147	£ 4,570	£ 4,880